Financial Assets - Non-current and current loans (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Loans to related parties	€ 115,209	€ 96,537
Loans to third parties	21,537	13,208
Total current and non-current loans	€ 136,746	€ 109,745